Long-Term Debt	6 Months Ended
Jun. 30, 2020
Long-Term Debt
Long-Term Debt

11) Long-Term Debt

As of June 30, 2020 and December 31, 2019, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2020	2019
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	$267,305	$282,360
$55 million revolving credit facility		26,279	26,279
Hilda loan facility	Hilda Knutsen	81,538	84,615
Torill loan facility	Torill Knutsen	85,000	88,333
$172.5 million loan facility	Dan Cisne, Dan Sabia	64,539	70,739
Raquel loan facility	Raquel Knutsen	55,340	57,955
Tordis loan facility	Tordis Knutsen	78,401	80,931
Vigdis loan facility	Vigdis Knutsen	79,666	82,196
Lena loan facility	Lena Knutsen	78,400	80,850
Brasil loan facility	Brasil Knutsen	54,139	57,281
Anna loan facility	Anna Knutsen	64,235	66,274
$25 million revolving credit facility		25,000	25,000
Total long-term debt		$959,842	$1,002,813
Less: current installments		85,945	85,945
Less: unamortized deferred loan issuance costs		2,422	2,492
Current portion of long-term debt		83,523	83,453
Amounts due after one year		873,897	916,868
Less: unamortized deferred loan issuance costs		3,747	4,925
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$870,150	$911,943

The Partnership’s outstanding debt of $959.8 million as of June 30, 2020 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
Remaining 2020	$42,973	—
2021	86,546	95,811
2022	71,210	236,509
2023	55,535	202,185
2024	13,873	123,393
2025 and thereafter	1,307	30,500
Total	$271,444	$688,398

As of June 30, 2020, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.8% to 2.4%.